[redacted]

15007452

Nasdaq

805 King Farm Boulevard
Rockville, MD 20850

Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JUL 22 2015

Washington, DC 20549

CERT NAS

File No. 001-37509

By Electronic Mail

July 22, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 21, 2015 The Nasdaq Stock Market (the "Exchange") received from Hennessy Capital Acquisition Corp. II (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Common Stock and one Warrant

Common Stock, par value $0.0001 per share

Warrants, each exercisable for one half of a share of Common Stock
at an exercise price of $5.75 per half share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery